Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

22.    Commitments and Contingencies

(a)    Operating lease Commitments

The Group leases its offices under non-cancelable operating lease agreements. Rental expenses under operating leases included in the Consolidated Statements of Comprehensive Loss were RMB14,780 and RMB26,336 for the years ended December 31, 2020 and 2021, respectively.

As of December 31, 2021, future minimum lease commitments under non-cancelable operating lease agreements, were as follows

Office and facilities
RMB
2022	10,642
2023	9,145
2024	7,585
2025	5,057
2026	222
Thereafter	—
Total	32,651

(b)    Capital commitment

As a limited partner of those equity method investees disclosed in note 10, the Group is committed to make further capital injection into the limited partnership in accordance with the respective partnership deeds. Such capital investment commitment amounted to RMB327,584 and RMB301,444 as of December 31, 2020 and 2021, respectively.